Earnings Per Share - Summary of Antidilutive Securities Excluded from Computation of Earnings Per Share (Detail) - shares	12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018
Unlisted Options [member]
Earnings per share [line items]
Anti-dilutive securities excluded from computation of earnings per share	38,174,063	38,174,063	52,936,910
Convertible Notes [member]
Earnings per share [line items]
Anti-dilutive securities excluded from computation of earnings per share	90,109,406	82,626,981	79,717,191
Performance rights [member]
Earnings per share [line items]
Anti-dilutive securities excluded from computation of earnings per share	11,837,560	4,941,786	10,896,471
Non-Executive Director Rights [member]
Earnings per share [line items]
Anti-dilutive securities excluded from computation of earnings per share	2,700,291	2,150,581	2,148,146
US Warrants [member]
Earnings per share [line items]
Anti-dilutive securities excluded from computation of earnings per share	36,337,180	36,337,180	19,734,510